Exhibit 99.11 Schedule 3

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing 1008/UW Approval Document	Resolved-. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. See attached email from UW- additional 3 months were excluded in original calculation  - Seller-REDACTED
																						Open-Missing 1008/UW Approval Document Updated 1008 based on updated lender income worksheet needed - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. See attached email from UW- additional 3 months were excluded in original calculation - Seller-REDACTED	Resolved-. - Due Diligence Vendor-REDACTED			REDACTED - Bk Stmt Inc Calc.pdf REDACTED UW email.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Resolved - Due Diligence Vendor-REDACTED

Ready for Review-Document Uploaded. See attached email from UW- additional 3 months were excluded in original calculation  - Seller-REDACTED

																						Open-Income Calculation wworksheet reflects 15 months of bank statements. Updated income worksheet to 12 months bank statements needed. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. See attached email from UW- additional 3 months were excluded in original calculation - Seller-REDACTED	Resolved-Resolved - Due Diligence Vendor-REDACTED			REDACTED UW email.pdf REDACTED - Bk Stmt Inc Calc.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	High-Cost Mortgage Points and Fees Threshold Test	Resolved-Proof of bonafide discount points received. - Due Diligence Vendor-REDACTED
Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Bonafide discount calc uploaded  - Buyer-REDACTED
																						Open-This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is REDACTED		Resolved-Proof of bonafide discount points received. - Due Diligence Vendor-REDACTED Resolved- - Due Diligence Vendor-REDACTED			REDACTED bonafide calc.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. COC/CD uploaded  - Buyer-REDACTED
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. POINTS WERE DISCLOSED IN THE AMOUNT OF REDACTED		Resolved- - Due Diligence Vendor-REDACTED			REDACTED COC.pdf Final CD REDACTED.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Bonafide discount calc uploaded  - Buyer-REDACTED
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is REDACTED		Resolved- - Due Diligence Vendor-REDACTED			Final CD REDACTED.pdf REDACTED COC.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	High-Cost Mortgage Timing of Disclosure Test	Resolved- - Due Diligence Vendor-REDACTED

Ready for Review-Document Uploaded. Bonafide discount calc uploaded  - Seller-REDACTED

																						Open-This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided. ***Verification the REDACTED	Ready for Review-Document Uploaded. Bonafide discount calc uploaded - Seller-REDACTED	Resolved- - Due Diligence Vendor-REDACTED			REDACTED bonafide calc.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	High-Cost Mortgage Pre-Loan Counseling Date Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Bonafide discount calc uploaded  - Seller-REDACTED
																						Open-This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a XXXX RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; orThe loan is a 2015 TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; orThe loan is a chattel loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received the disclosures required by 12 CFR §1026.32; orThe High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. ***Verification the REDACTED	Ready for Review-Document Uploaded. Bonafide discount calc uploaded - Seller-REDACTED	Resolved- - Due Diligence Vendor-REDACTED			REDACTED bonafide calc.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142257	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	High-Cost Mortgage Late Fee Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Bonafide discount calc uploaded  - Buyer-REDACTED
																						Open-This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of 4% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4 percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. ***Verification the REDACTED		Resolved- - Due Diligence Vendor-REDACTED			REDACTED bonafide calc.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142259	D	A	C	A	A	A	D	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Final title policy received - resolved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Counter-Email from title company indicating the leasehold is covered received. Still needed Final Policy removing items #20 & 21 on preliminary title pg 459. Explanation of both items needed. Rents are assigned based on title in file. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																						Counter-Received - Verification special assessment of REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED Ready for Review-Document Uploaded. - Seller-REDACTED Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Final title policy received - resolved - Due Diligence Vendor-REDACTED			REDACTED TITLE.pdf REDACTED CONFIRMATION.pdf REDACTED TITLE POLICY.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	142259	D	A	C	A	A	A	D	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-XXXX recieved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																						Open-1007 cannot be used for short term rents, XXXX or actual short term rental verification required - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-XXXX recieved - Due Diligence Vendor-REDACTED			REDACTED XXXX-3.pdf REDACTED XXXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	142260	D	B	D	B	D	B	A	A	Closed	REDACTED	REDACTED	REDACTED	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Hazard Insurance Policy is Partial	Acknowledged-Exception for REDACTED guidelines which require rental income loss coverage of 6 months. Coverage is present, but less than 6 months. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. updated form attached - Seller-REDACTED
Counter-Exception for the PPP and Rent Loss can be accepted, but requires an updated exception form that does not state using investor guidelines on this first vs. lender guidelines. Please re-send exception form without the "Using Investor first lien guidelines in lieu of lender 1st lien guidelines" as this is not an exception that can be made. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Please see attached exception form to utilize REDACTED guidelines - Seller-REDACTED
Counter-First liens are required to be underwritten to REDACTED guidelines. Hazard insurance rental coverage is REDACTED, which is less than 6 months of rental income. REDACTED Guidelines require 6 months of rental income coverage. If REDACTED is making an exception, please submit exception form with compensating factors and signed by approving underwriter. - Due Diligence Vendor-REDACTED
Ready for Review-Written to REDACTED guideline and documentation uploaded was from REDACTED stating rent loss not required. Please re-review - Seller-REDACTED
Counter-Investor advised REDACTED underwrites first mortgages to REDACTED guidelines.  REDACTED guidelines require rent loss coverage. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Open-Hazard insurance rental coverage is REDACTED, which is less than 6 months of rental income. REDACTED Guidelines require 6 months of rental income coverage. (May be sufficient depending on rental income per month once determined on other finding.) - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. updated form attached - Seller-REDACTED

 Ready for Review-Document Uploaded. Please see attached exception form to utilize REDACTED guidelines - Seller-REDACTED

 Ready for Review-Written to REDACTED guideline and documentation uploaded was from REDACTED stating rent loss not required. Please re-review - Seller-REDACTED

 Ready for Review-Document Uploaded.  - Seller-REDACTED

																								Acknowledged-Exception for REDACTED guidelines which require rental income loss coverage of 6 months. Coverage is present, but less than 6 months. - Due Diligence Vendor-REDACTED		Coverage present, DSCR score of REDACTED, lender guidelines more restrictive than investor guidelines, REDACTED% CLTV	REDACTED rental loss email.pdf REDACTED rental loss loe.pdf REDACTED exception form.pdf REDACTED updated exception.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes
REDACTED	142260	D	B	D	B	D	B	A	A	Closed	REDACTED	REDACTED	REDACTED	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	The Note is Incomplete	Acknowledged-. - Due Diligence Vendor-REDACTED
Acknowledged-Exception received to allow 12 month PPP vs. REDACTED guideline requirement of 3 years for an investmenr property listed within 6 months. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. updated form attached - Seller-REDACTED
Counter-Exception for the PPP and Rent Loss can be accepted, but requires an updated exception form that does not state using investor guidelines on this first vs. lender guidelines.  Please re-send exception form without the "Using Investor first lien guidelines in lieu of lender 1st lien guidelines" as this is not an exception that can be made.  - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Please see attached exception form to utilize REDACTED guidelines - Seller-REDACTED
Counter-First liens are required to be underwritten to REDACTED guidelines. Prepayment penalty required to be 3 years for an investment property listed within 6 months per pg 8 REDACTED guidelines dated REDACTED. PPP is 12 months on loan. If REDACTED is making an exception, please submit exception form with compensating factors and signed by approving underwriter. - Due Diligence Vendor-REDACTED
Ready for Review-Written to REDACTED guidelines please re-review - Seller-REDACTED
Counter-1st liens are underwritten to REDACTED guidelines per investor instruction, not REDACTED guidelines. Prepayment penalty required to be 3 years for an investment property listed within 6 months per pg 8 REDACTED guidelines dated REDACTED. PPP is 12 months on loan. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Open-The Note is Incomplete Prepayment penalty required to be 3 years for an investment property listed within 6 months per pg 8 REDACTED guidelines dated REDACTED. PPP is 12 months on loan. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. updated form attached - Seller-REDACTED

 Ready for Review-Document Uploaded. Please see attached exception form to utilize REDACTED guidelines - Seller-REDACTED

 Ready for Review-Written to REDACTED guidelines please re-review - Seller-REDACTED

 Ready for Review-Document Uploaded.  - Seller-REDACTED

Acknowledged-. - Due Diligence Vendor-REDACTED

 Acknowledged-Exception received to allow 12 month PPP vs. REDACTED guideline requirement of 3 years for an investmenr property listed within 6 months. - Due Diligence Vendor-REDACTED

																										Coverage present, DSCR score of REDACTED, lender guidelines more restrictive than investor guidelines, REDACTED% CLTV	REDACTED ppp loe.pdf REDACTED exception form.pdf REDACTED updated exception.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes
REDACTED	142260	D	B	D	B	D	B	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Short term rental resolved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. URLs to accompany attached LOE

• XXXX for this property: REDACTED

• The property can be reference here on XXXX. REDACTED - Seller-REDACTED
Counter-LOE from lender received on short term rental.  Items needed:  1. Booking.com - pages 1 &3 - verification is needed that property #REDACTED is subject address.  Adddress is not on the booking.com statements.   2. XXXX statements are not in the file. XXXX statements are required with property address.   (Bank statements cannot be used in place of XXXX statements to verify that the short-term rent is from this property.  The bank statements do not state the property the income was derived from. The Excel document cannot be used as verification.)

Verified so far once address verification is received of property number is XXXX REDACTED - Page 1 - Jan-April REDACTED = REDACTED	Ready for Review-Document Uploaded. URLs to accompany attached LOE

• XXXX for this property: REDACTED

• The property can be reference here on XXXX. REDACTED - Seller-REDACTED
 Ready for Review-Document Uploaded.  - Seller-REDACTED
																								Resolved-Short term rental resolved - Due Diligence Vendor-REDACTED			REDACTED rental loe.pdf REDACTED LOE.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	145477	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Death certificates received - Due Diligence Vendor-REDACTED
Open-The non-borrowing signors did not sign the Deed of Trust as required as owners. Title to property is in REDACTED & REDACTED, husband and wife (non-borrowers) and REDACTED (borrowers) WROS per title committment. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Both grandparents, REDACTED have departed this life. The Deed is a right of survivorship so by operation of law it goes to REDACTED directly. death certs attached. - Seller-REDACTED
																								Resolved-Death certificates received - Due Diligence Vendor-REDACTED			REDACTED_REDACTED.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED		145477	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Title Coverage Amount of REDACTED			title.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	142236	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-REDACTED

Ready for Review-Document Uploaded. Hi,
Please see attached title.
Thanks!! - Buyer-REDACTED

																						Open-Title Document is missing - Due Diligence Vendor-REDACTED		Resolved-Title Document is fully Present - Due Diligence Vendor-REDACTED			title.pdf LOE 1.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
REDACTED		145465	C	B	C	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Acknowledged	2 - Non-Material	B	B	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Acknowledged-Asset Record 1 Does Not Meet G/L Requirements - Business funds transferred into newly personal savings account (REDACTED) opened on REDACTED		Acknowledged-Asset Record 1 Does Not Meet G/L Requirements - Business funds transferred into newly personal savings account (REDACTED) opened on REDACTED		- DTI is REDACTED% vs program max of 50% - Borrower has XXXX on open mortgage on owned investment property - Borrower has been self employed for the past 4 years with his business		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	Originator Pre-Close	Yes
REDACTED	145465	C	B	C	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Income/Employment	Income documentation expiration dates	Resolved-Received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached income including REDACTED
Thanks! - Seller-REDACTED
Counter-REDACTED statement received.  Updated income calculation including REDACTED is needed to be within 60 days of note date. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see full REDACTED Business Bank Statement.
Thanks! - Seller-REDACTED
Open-Lender income worksheet is calculated with last month of REDACTED which is more than 60 days from note date (XX/XX/XX). Partial REDACTEDand REDACTED statement in file, pg 537, but full REDACTED business statement is not in file. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hi,
Please see attached income including REDACTED
Thanks! - Seller-REDACTED
 Ready for Review-Document Uploaded. Hi,
Please see full REDACTED Business Bank Statement.
Thanks! - Seller-REDACTED
																								Resolved-Received - Due Diligence Vendor-REDACTED			REDACTED Business bank statement.pdf Income.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	145465	C	B	C	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Asset do not meet guidelines	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached. **Please note that the savings account was opened on REDACTED as evidenced on the statement.
Thanks! - Seller-REDACTED
																						Open-REDACTED account - screenshots in file are less than 30 days of statements, 60 days required - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hi, Please see attached. **Please note that the savings account was opened on REDACTED as evidenced on the statement. Thanks! - Seller-REDACTED				REDACTEDl Savings.pdf REDACTEDl Checking.pdf REDACTED Checking.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	145465	C	B	C	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached signed CPA letter.
Thanks! - Seller-REDACTED
																						Open-CPA letter was not signed by CPA page 266 - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hi, Please see attached signed CPA letter. Thanks! - Seller-REDACTED	Resolved-Received - Due Diligence Vendor-REDACTED			Signed CPA Letter.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	142247	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	State Reg	NJ First Lien Prohibited Fees Test	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. see attached. Bonafide discount points applied to NJ prohibited fees  - Buyer-REDACTED
																						Open-This loan failed the first lien prohibited fees test. (REDACTED. §17:11C-74, REDACCTED. §§3:1-16.2)The loan does charge fee(s) not provided for in this act, which is prohibited.A mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) a broker fee.A mortgage lender shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points THE LENDER CHARGED AN APPLICATION FEE, POINTS AND AN ORIGINATION FEE. - Due Diligence Vendor-REDACTED					REDACTED bonafide points applied to REDACTED fail.pdf Compliance Report.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
REDACTED	142247	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. VOEs uploaded  - Buyer-REDACTED
																						Open-Borrower 1 3rd Party VOE Prior to Close Missing - VVOE in file dated REDACTED exceeds 30 days from Note allowed by Guidelines REDACTED page 715,711,713,714, 42 - Due Diligence Vendor-REDACTED		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-REDACTED			REDACTED.pdf REDACTED.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
REDACTED	142247	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Attached is the REDACTED bank statement  - Buyer-REDACTED
																						Open-- Lender qualified borrower using 12 months bank statement from REDACTED to REDACTED, however, the loan file is missing REDACTED bank statement to verify deposits page 10 - Due Diligence Vendor-REDACTED		Resolved-Received - Due Diligence Vendor-REDACTED			REDACTED bank statement.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
REDACTED	145487	C	A	A	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-COC & PCCD/cure received - Due Diligence Vendor-REDACTED

Ready for Review-Please See finding 3652 for condition.  - Seller-REDACTED

																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (REDACTED	Ready for Review-Please See finding 3652 for condition. - Seller-REDACTED	Resolved-COC & PCCD/cure received - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED		145487	C	A	A	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-COC & PCCD/cure received - Due Diligence Vendor-REDACTED Ready for Review-Please see Post Consummation CD with refund. Lender compliance issued post CD and REDACTED	Ready for Review-Please see Post Consummation CD with refund. Lender compliance issued post CD and REDACTED	Resolved-COC & PCCD/cure received - Due Diligence Vendor-REDACTED			REDACTED_ post Cd refund.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	145487	C	A	A	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Document Uploaded. COC & PCCD/cure received - Due Diligence Vendor-REDACTED

Ready for Review-See 3652 -  Post CD  - Seller-REDACTED

																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. THE RECORDING FEE WAS DISCLOSED AS REDACTED	Ready for Review-See 3652 - Post CD - Seller-REDACTED	Resolved-Document Uploaded. COC & PCCD/cure received - Due Diligence Vendor-REDACTED			COC From REDACTED.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
REDACTED	142220	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Resolved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached.
Thanks! - Seller-REDACTED
																						Open-VOM for primary residence required for prior 12 months. Primary residence w/ REDACTED has one month of history on credit report. VOM/VOR for full 12 months is required. Borrower does not meet professional investor requirements. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hi, Please see attached. Thanks! - Seller-REDACTED	Resolved-Resolved - Due Diligence Vendor-REDACTED			REDACTED.pdf REDACTED.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	142220	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Closing	Collections, liens or judgments not paid at closing	Resolved-All collections are medical. Resolved. - Due Diligence Vendor-REDACTED

Ready for Review-Document Uploaded. Hi,
Please see attached from the UW manager.
Thanks! - Buyer-REDACTED

																						Open-Per guidelines, Collections and charge-offs < 24 months old with a maximum cumulative balance of REDACTED		Resolved-All collections are medical. Resolved. - Due Diligence Vendor-REDACTED			Collections.odt	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	142220	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Resolved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached. the source is from a recent refinance.
Thanks! - Seller-REDACTED
																						Open-Savings account large deposit of incoming wire transfer on REDACTED in the amount of REDACTED	Ready for Review-Document Uploaded. Hi, Please see attached. the source is from a recent refinance. Thanks! - Seller-REDACTED	Resolved-Resolved - Due Diligence Vendor-REDACTED			Source Large Deposit.pdf Final CD.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED		142220	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Resolved - Due Diligence Vendor-REDACTED Ready for Review-Document Uploaded. Hi, Please see attached from the UW manager. Thanks! - Seller-REDACTED Open-Lender calculation uses REDACTED	Ready for Review-Document Uploaded. Hi, Please see attached from the UW manager. Thanks! - Seller-REDACTED	Resolved-Resolved - Due Diligence Vendor-REDACTED			DSCR.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	142220	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Certificate of Occupancy	Resolved-Received - Due Diligence Vendor-REDACTED

Ready for Review-Document Uploaded. Hi,
Please see attached Occupancy Affidavit.
Thanks! - Seller-REDACTED

																						Open-Missing business purpose disclosure - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hi, Please see attached Occupancy Affidavit. Thanks! - Seller-REDACTED	Resolved-Received - Due Diligence Vendor-REDACTED			Occupancy Affidavidt.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	145490	D	B	A	A	D	A	B	B	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Incomplete	Resolved- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached.
Thanks! - Buyer-REDACTED
																						Open-REDACTED - Recordeded Certificate of Compliance- REDACTED is required - Due Diligence Vendor-REDACTED					REDACTED.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED		145490	D	B	A	A	D	A	B	B	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	B	B	Property	Property	Ineligible Property	Waived-Exception received for non-warrantable condo project with 83% investor concentration (10 of 12 units) - Due Diligence Vendor-REDACTED		Waived-Exception received for non-warrantable condo project with 83% investor concentration (10 of 12 units) - Due Diligence Vendor-REDACTED		Condo long established since XXXX, no commercial space, no litigation, no delinquent dues, no one owns more than one unit, XXXX on primary residence mtg history, Min FICO is 660, borrower FICO is REDACTED		ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	Originator Pre-Close	Yes